Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	2024	2023
Raw materials and consumables	12,565	16,500
Finished goods	53,037	51,382
Total	65,602	67,882